Financial instruments - Schedule of Assumptions and Inputs (Details)	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Number of shares (in shares)	301,805,677	266,821,844	252,160,087
Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Number of shares (in shares)	19,165,000	38,330,000
Share price | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	13.23	11.48
Volatility rate | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.520	0.550
Risk-free rate | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0426	0.0397